                                                         SEC FILE NOS. 033-36962
                                                                       811-06175


                      MAINSTAY CONSERVATIVE ALLOCATION FUND
                        MAINSTAY MODERATE ALLOCATION FUND
                    MAINSTAY MODERATE GROWTH ALLOCATION FUND
                         MAINSTAY GROWTH ALLOCATION FUND

                    Supplement Dated December 30, 2005 to the
            Statement of Additional Information Dated March 31, 2005
                          (Revised as of July 21, 2005)

Effective January 1, 2006, this Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of the Mainstay Conservative Allocation Fund, Mainstay Moderate Allocation Fund, Mainstay Moderate Growth Allocation Fund, and Mainstay Growth Allocation Fund of Eclipse Funds Inc. (the "Company"). You may obtain a copy of the Funds' SAI or the Prospectus free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

1.  Treasurer
    ---------
   At a Board of Trustees/Directors meeting held on December 21, 2005, the Board accepted the resignation of Jeffrey J. Gaboury and elected Arphiela Arizmendi as Treasurer and Principal Financial and Accounting Officer of the Funds, effective immediately. Ms. Arizmendi was also elected as a member of each Fund's Valuation Committee and Valuation Subcommittee.

   Any and all references to Mr. Gaboury in this SAI should be replaced with Ms. Arizmendi. The following biographical information replaces information regarding Mr. Gaboury in the table headed "Board Members and Oficers" on page 49 of the SAI:


                                                                                          NUMBER OF FUNDS    OTHER
                       POSITION(S) HELD                                                   IN FUND COMPLEX    DIRECTORSHIPS
NAME AND DATE OF       WITH FUND AND LENGTH   PRINCIPAL OCCUPATION(S) DURING PAST 5       OVERSEEN BY        HELD BY
BIRTH                  OF SERVICE             YEARS                                       OFFICER            OFFICER
---------------------- ---------------------- ------------------------------------------- ------------------ ---------------

Arphiela Arizmendi     Treasurer and          Director and Manager of Fund Accounting            64          None.
10/26/56               Principal Financial    and Administration, New York Life
                       and Accounting         Investment Management LLC (since March
                       Officer since 2005     2003); Treasurer and Principal Financial
                                              and Accounting Officer, The MainStay
                                              Funds, MainStay VP Series Fund, Inc. and
                                              McMorgan Funds (since December 2005);
                                              Assistant Treasurer, The MainStay Funds,
                                              Eclipse Funds Inc., Eclipse Funds,
                                              MainStay VP Series Fund, Inc. and
                                              McMorgan Funds (1992 to December 2005).


2.  Portfolio Managers
    ------------------
     The following replaces the paragraph immediately preceding the section headed "Portfolio Manager Compensation Structure" on page 60 of the SAI:

         A portfolio manager who makes investment decisions with respect to multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

         o The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;

         o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager;

         o A portfolio manager may take a position for a fund or account in a security that is contrary to the position held in the same security by other funds or accounts managed by the portfolio manager. For example, the portfolio manager may sell certain securities short for one fund or account while other funds or accounts managed by the portfolio manager simultaneously hold the same or related securities long; and

         o An apparent conflict may arise where an adviser receives higher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

To address potential conflicts of interest, NYLIM and each Subadviser have adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, NYLIM has adopted a Code of Ethics that recognizes the manager's obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics are designed to restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance.

3.  Class A Contingent Deferred Sales Charge Waivers
    ------------------------------------------------

     The second paragraph of the section headed "Contingent Deferred Sales Charge, Class A" on page 68 of the SAI is hereby deleted and replaced in its entirety with the following:

         Class A shares that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (i) capital appreciation of Fund assets; (ii) reinvestment of dividends or capital gains distributions; or (iii) Class A shares redeemed more than one year after their purchase. The contingent deferred sales charge on subject Class A shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, QDROs and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions at age 70-1/2 for IRA and 403(b)(7) TSA participants; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company LLC or an affiliate as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Internal Revenue Code;
         (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic monthly or quarterly withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class A shares in a Fund;
         (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates; and (xi) continuing, periodic monthly or quarterly withdrawals, under the Systematic Withdrawal Plan for IRA and 403(b)(7) TSA participants for normal distributions based on their life expectancy. The contingent deferred sales charge may be waived on other sales or redemptions to promote goodwill and/or because the sales effort, if any, involved in making such sales is negligible. Class A shares of a Fund that are purchased without an initial front-end sales charge may be exchanged for Class A shares of another MainStay Fund without the imposition of a contingent deferred sales charge, although, upon redemption, contingent deferred sales charges may apply to the Class A shares that were acquired through an exchange if such shares are redeemed within one year of the date of the initial purchase.

4.  Class C Contingent Deferred Sales Charge Waivers
    ------------------------------------------------

     The last sentence of the first paragraph of the section headed "Contingent Deferred Sales Charge, Class C" on page 70 of the SAI is hereby deleted and the following is added as a new second paragraph:

         Class C shares that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (i) capital appreciation of Fund assets; (ii) reinvestment of dividends or capital gains distributions; or (iii) Class C shares redeemed more than one year after their purchase. The contingent deferred sales charge on subject Class C shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, QDROs and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions at age 70-1/2 for IRA and 403(b)(7) TSA participants; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company LLC or an affiliate as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Internal Revenue Code; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic monthly or quarterly withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class C shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by

         New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund;
         (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates; and (xi) continuing, periodic monthly or quarterly withdrawals, under the Systematic Withdrawal Plan for IRA and 403(b)(7) TSA participants for normal distributions based on their life expectancy. The contingent deferred sales charge may be waived on other sales or redemptions to promote goodwill and/or because the sales effort, if any, involved in making such sales is negligible. Class C shares of a Fund may be exchanged for Class C shares of another MainStay Fund without the imposition of a contingent deferred sales charge, although, upon redemption, contingent deferred sales charges may apply to the Class C shares that were acquired through an exchange if such shares are redeemed within one year of the date of the initial purchase.


            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.



                                                                           12/05